Earnings per common share	12 Months Ended
Dec. 31, 2015
Earnings per common share

2. Earnings per common share

The following table shows how the earnings (loss) per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2015.

Year ended December 31 (millions, except per share data)	2015	2014	2013
Basic earnings (loss) per common share computation
Net income (loss) attributable to Unisys Corporation common stockholders	$(109.9)	$44.0	$92.3
Weighted average shares (thousands)	49,905	49,280	43,899
Basic earnings (loss) per common share	$(2.20)	$.89	$2.10
Diluted earnings (loss) per common share computation
Net income (loss) attributable to Unisys Corporation for diluted earnings per share	$(109.9)	$44.0	$92.3
Weighted average shares (thousands)	49,905	49,280	43,899
Plus incremental shares from assumed conversions of employee stock plans	–	304	448
Adjusted weighted average shares	49,905	49,584	44,347
Diluted earnings (loss) per common share	$(2.20)	$.89	$2.08

In 2015, 2014 and 2013, the following weighted-average number of stock options and restricted stock units were antidilutive and therefore excluded from the computation of diluted earnings per common share (in thousands): 2,915; 1,929; and 2,142, respectively. In 2014 and 2013, the following weighted-average mandatory convertible preferred stock was antidilutive and therefore excluded from the computation of diluted earnings per share (in thousands): 1,171 and 6,913, respectively.